Derecognition of financial assets (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	April 30 2023 (1)	January 31 2023 (1)	October 31 2022 (1)
Assets
Carrying value of residential mortgage loans	$14,970	$14,898	$15,032
Other related assets (2)	9,594	9,458	9,854
Liabilities
Carrying value of associated liabilities	$22,780	$22,892	$24,173
(1)
The fair value of the transferred assets is $22,753

(January 31, 2023 – $22,833; October 31, 2022 – $23,379) and the fair value of the associated liabilities is $22,153 (January 31, 2023 – $22,207; October 31, 2022 – $23,254) for a net position of $600

(January 31, 2023 – $626; October 31, 2022 – $125).

(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	April 30 2023 (1)	January 31 2023 (1)	October 31 2022 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$114,423	$111,534	$122,552
Securities lending agreements	59,028	60,896	52,178
Total	173,451	172,430	174,730
Carrying value of associated liabilities (3)	$132,631	$132,206	$139,025
(1)
The fair value of transferred assets is $173,451 (January 31, 2023 – $172,430; October 31, 2022 – $174,730) and the fair value of the associated liabilities is $132,631 (January 31, 2023 – $132,206; October 31, 2022 – $139,025) for a net position of $40,820 (January 31, 2023 – $40,224; October 31, 2022 – $35,705).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.